Quarterly Holdings Report
for
Fidelity® SAI International Value Index Fund
July 31, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
IIV-NPRT3-0925
1.9885500.107
Common Stocks - 99.2%
	Shares	Value ($)
AUSTRALIA - 4.4%
Materials - 4.3%
Metals & Mining - 4.3%
BHP Group Ltd	4,810,681	121,494,890
BlueScope Steel Ltd	947,449	14,363,613
Fortescue Ltd	3,658,008	41,387,662
Rio Tinto Ltd	801,870	57,027,362
Rio Tinto PLC	2,302,521	137,136,863
		371,410,390
Utilities - 0.1%
Multi-Utilities - 0.1%
AGL Energy Ltd	1,307,891	8,150,906
TOTAL AUSTRALIA		379,561,296
AUSTRIA - 0.3%
Financials - 0.1%
Banks - 0.1%
Raiffeisen Bank International AG	277,114	8,045,209
Materials - 0.0%
Metals & Mining - 0.0%
voestalpine AG	227,555	6,289,589
Utilities - 0.2%
Electric Utilities - 0.2%
Verbund AG Class A (b)	180,185	13,437,733
TOTAL AUSTRIA		27,772,531
BELGIUM - 1.3%
Consumer Staples - 1.1%
Beverages - 1.1%
Anheuser-Busch InBev SA/NV	1,658,602	95,357,484
Financials - 0.1%
Financial Services - 0.1%
Sofina SA	33,266	10,234,867
Industrials - 0.1%
Construction & Engineering - 0.1%
Ackermans & van Haaren NV	47,932	11,782,380
TOTAL BELGIUM		117,374,731
CHINA - 0.7%
Consumer Staples - 0.1%
Food Products - 0.1%
Wilmar International Ltd	5,671,200	12,835,960
Financials - 0.4%
Banks - 0.4%
BOC Hong Kong Holdings Ltd	7,765,000	34,866,857
Utilities - 0.2%
Gas Utilities - 0.2%
ENN Energy Holdings Ltd	1,612,800	13,144,356
TOTAL CHINA		60,847,173
DENMARK - 1.4%
Financials - 0.1%
Banks - 0.1%
Jyske Bank A/S	98,573	9,916,452
Health Care - 0.3%
Biotechnology - 0.3%
Genmab A/S (c)	138,507	29,820,203
Industrials - 1.0%
Electrical Equipment - 0.7%
NKT A/S (c)	116,041	10,254,435
Vestas Wind Systems A/S	2,165,042	39,529,532
		49,783,967
Marine Transportation - 0.3%
AP Moller - Maersk A/S Series B	15,070	29,759,657
TOTAL INDUSTRIALS		79,543,624

TOTAL DENMARK		119,280,279
FINLAND - 0.5%
Information Technology - 0.5%
Communications Equipment - 0.5%
Nokia Oyj	11,077,868	45,359,722
FRANCE - 14.3%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.7%
Orange SA	3,964,763	60,308,333
Consumer Discretionary - 0.8%
Automobile Components - 0.6%
Cie Generale des Etablissements Michelin SCA Series B	1,524,496	54,236,244
Automobiles - 0.2%
Renault SA	402,440	15,022,543
TOTAL CONSUMER DISCRETIONARY		69,258,787

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Carrefour SA	1,069,079	15,320,994
Energy - 2.6%
Oil, Gas & Consumable Fuels - 2.6%
TotalEnergies SE	3,741,539	222,492,502
Financials - 3.9%
Banks - 3.9%
BNP Paribas SA	2,174,352	198,253,677
Credit Agricole SA	2,156,933	39,697,345
Societe Generale SA Series A	1,538,613	98,207,474
		336,158,496
Industrials - 4.2%
Building Products - 1.4%
Cie de Saint-Gobain SA	1,078,008	123,666,009
Commercial Services & Supplies - 0.1%
Elis SA	419,202	11,596,254
Construction & Engineering - 2.2%
Bouygues SA	401,375	16,558,477
Eiffage SA	154,535	20,748,206
Vinci SA	1,086,308	150,897,833
		188,204,516
Machinery - 0.2%
Alstom SA (c)	717,779	16,836,471
Professional Services - 0.1%
Teleperformance SE	121,575	11,892,912
Trading Companies & Distributors - 0.2%
Rexel SA	483,164	14,655,860
TOTAL INDUSTRIALS		366,852,022

Information Technology - 0.6%
IT Services - 0.6%
Capgemini SE	333,116	49,593,137
Sopra Steria Group	31,514	6,811,539
		56,404,676
Materials - 0.0%
Chemicals - 0.0%
Arkema SA	138,013	9,434,276
Real Estate - 0.2%
Retail REITs - 0.2%
Klepierre SA	477,133	18,273,560
Utilities - 1.1%
Gas Utilities - 0.1%
Rubis SCA	209,616	6,664,496
Multi-Utilities - 1.0%
Engie SA	3,787,559	85,137,650
TOTAL UTILITIES		91,802,146

TOTAL FRANCE		1,246,305,792
GERMANY - 10.9%
Communication Services - 2.4%
Diversified Telecommunication Services - 2.4%
Deutsche Telekom AG	5,913,646	212,098,371
Consumer Discretionary - 2.1%
Automobile Components - 0.2%
Continental AG	233,300	20,021,395
Automobiles - 1.8%
Bayerische Motoren Werke AG	719,217	68,846,225
Mercedes-Benz Group AG	1,497,589	84,793,909
		153,640,134
Hotels, Restaurants & Leisure - 0.1%
TUI AG (c)	975,538	8,861,740
TOTAL CONSUMER DISCRETIONARY		182,523,269

Financials - 1.6%
Capital Markets - 1.6%
Deutsche Bank AG	4,129,629	136,598,555
Health Care - 1.9%
Health Care Providers & Services - 0.7%
Fresenius Medical Care AG	430,988	21,860,336
Fresenius SE & Co KGaA	900,327	43,132,485
		64,992,821
Pharmaceuticals - 1.2%
Bayer AG	2,122,149	66,002,564
Merck KGaA	279,178	34,892,910
		100,895,474
TOTAL HEALTH CARE		165,888,295

Industrials - 2.1%
Air Freight & Logistics - 1.1%
Deutsche Post AG	1,995,947	89,429,886
Machinery - 0.7%
Daimler Truck Holding AG	1,069,536	52,276,349
KION Group AG	150,205	9,299,206
		61,575,555
Passenger Airlines - 0.1%
Deutsche Lufthansa AG	1,294,252	11,142,490
Trading Companies & Distributors - 0.2%
Brenntag SE	275,495	17,147,098
TOTAL INDUSTRIALS		179,295,029

Materials - 0.1%
Metals & Mining - 0.1%
thyssenkrupp AG	1,062,346	12,296,826
Utilities - 0.7%
Independent Power and Renewable Electricity Producers - 0.7%
RWE AG	1,462,173	59,985,996
TOTAL GERMANY		948,686,341
HONG KONG - 1.0%
Industrials - 0.3%
Industrial Conglomerates - 0.3%
Jardine Matheson Holdings Ltd (Singapore)	452,533	24,573,173
Swire Pacific Ltd A Shares	1,080,400	9,766,099
		34,339,272
Real Estate - 0.7%
Real Estate Management & Development - 0.7%
CK Asset Holdings Ltd	3,931,000	18,012,636
Sun Hung Kai Properties Ltd	3,255,000	38,661,179
		56,673,815
TOTAL HONG KONG		91,013,087
IRELAND - 0.7%
Financials - 0.7%
Banks - 0.7%
AIB Group PLC	3,738,689	29,493,231
Bank of Ireland Group PLC	2,108,341	28,403,288

TOTAL IRELAND		57,896,519
ISRAEL - 0.2%
Information Technology - 0.2%
Software - 0.2%
Nice Ltd (c)	136,627	21,442,726
ITALY - 1.5%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Pirelli & C SpA (d)(e)	928,850	6,275,221
Financials - 1.0%
Banks - 1.0%
Banca Monte dei Paschi di Siena SpA	2,394,547	20,402,017
Banco BPM SpA	3,272,969	41,833,258
BPER Banca SPA	2,303,155	22,698,521
		84,933,796
Industrials - 0.5%
Machinery - 0.1%
Iveco Group NV	415,958	8,618,020
Passenger Airlines - 0.4%
Ryanair Holdings PLC	1,147,617	33,743,040
TOTAL INDUSTRIALS		42,361,060

TOTAL ITALY		133,570,077
JAPAN - 26.4%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.7%
NTT Inc	63,130,000	63,752,563
Consumer Discretionary - 6.4%
Automobile Components - 2.2%
Aisin Corp	1,380,600	19,079,920
Bridgestone Corp	1,264,200	51,137,142
Denso Corp	4,590,300	62,278,559
Koito Manufacturing Co Ltd	518,700	6,632,532
Sumitomo Electric Industries Ltd	1,715,000	42,557,210
Yokohama Rubber Co Ltd/The	300,300	8,586,150
		190,271,513
Automobiles - 3.5%
Honda Motor Co Ltd	10,493,000	108,633,032
Isuzu Motors Ltd	1,217,600	15,604,778
Mazda Motor Corp	1,296,500	7,774,465
Subaru Corp	1,266,800	23,303,828
Suzuki Motor Corp	4,243,700	46,627,967
Toyota Motor Corp	4,799,600	85,373,408
Yamaha Motor Co Ltd	2,217,000	16,035,178
		303,352,656
Broadline Retail - 0.2%
Rakuten Group Inc (c)	3,215,700	16,270,532
Household Durables - 0.5%
Panasonic Holdings Corp	4,983,800	47,143,360
TOTAL CONSUMER DISCRETIONARY		557,038,061

Consumer Staples - 0.5%
Beverages - 0.5%
Asahi Group Holdings Ltd	3,260,900	41,368,039
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Idemitsu Kosan Co Ltd	1,976,500	12,706,160
Inpex Corp	2,094,300	29,820,234
		42,526,394
Financials - 2.9%
Banks - 0.6%
Fukuoka Financial Group Inc	412,900	11,258,565
Japan Post Bank Co Ltd	3,655,100	40,795,654
		52,054,219
Capital Markets - 0.5%
Nomura Holdings Inc	6,355,305	41,985,036
Consumer Finance - 0.1%
Credit Saison Co Ltd	352,500	9,300,194
Financial Services - 0.6%
ORIX Corp	2,368,600	53,205,968
Insurance - 1.1%
Japan Post Holdings Co Ltd	3,853,100	35,682,292
Ms&Ad Insurance Group Holdings Inc	2,849,000	60,871,965
		96,554,257
TOTAL FINANCIALS		253,099,674

Health Care - 0.6%
Health Care Providers & Services - 0.1%
Medipal Holdings Corp	445,100	7,369,785
Pharmaceuticals - 0.5%
Ono Pharmaceutical Co Ltd	1,012,600	11,323,678
Shionogi & Co Ltd	1,748,800	29,247,490
		40,571,168
TOTAL HEALTH CARE		47,940,953

Industrials - 8.3%
Air Freight & Logistics - 0.1%
NIPPON EXPRESS HOLDINGS INC	507,400	11,146,034
Building Products - 0.2%
Agc Inc	469,700	14,135,468
Commercial Services & Supplies - 0.4%
Dai Nippon Printing Co Ltd	929,000	14,306,110
TOPPAN Holdings Inc	688,400	18,551,169
		32,857,279
Ground Transportation - 0.6%
Central Japan Railway Co	2,224,900	51,867,276
Machinery - 1.1%
Komatsu Ltd	2,038,700	65,682,635
Kubota Corp	2,237,450	25,091,324
NGK Insulators Ltd	527,800	6,682,071
		97,456,030
Marine Transportation - 0.9%
Kawasaki Kisen Kaisha Ltd	1,380,700	19,504,996
Mitsui OSK Lines Ltd	783,800	26,345,335
Nippon Yusen KK	995,800	34,922,506
		80,772,837
Passenger Airlines - 0.1%
ANA Holdings Inc	345,200	6,400,893
Trading Companies & Distributors - 4.9%
Marubeni Corp	3,587,400	73,447,534
Mitsubishi Corp	5,144,300	101,463,055
Mitsui & Co Ltd	6,276,700	127,772,544
Sojitz Corp	486,000	11,566,733
Sumitomo Corp	2,616,100	66,866,930
Toyota Tsusho Corp	1,537,300	35,232,362
		416,349,158
TOTAL INDUSTRIALS		710,984,975

Information Technology - 3.3%
Electronic Equipment, Instruments & Components - 1.0%
Kyocera Corp	3,034,400	35,819,192
TDK Corp	4,199,000	51,156,169
		86,975,361
Semiconductors & Semiconductor Equipment - 0.7%
Renesas Electronics Corp	3,515,400	42,758,032
SCREEN Holdings Co Ltd	219,400	17,115,371
		59,873,403
Technology Hardware, Storage & Peripherals - 1.6%
Brother Industries Ltd	556,800	9,474,423
Canon Inc	2,074,400	58,918,444
FUJIFILM Holdings Corp	2,686,900	55,732,299
Ricoh Co Ltd	1,230,700	10,791,384
Seiko Epson Corp	677,800	8,600,134
		143,516,684
TOTAL INFORMATION TECHNOLOGY		290,365,448

Materials - 1.9%
Chemicals - 0.9%
Asahi Kasei Corp	2,950,200	20,526,782
Kuraray Co Ltd	652,600	8,068,406
Mitsubishi Chemical Group Corp	3,091,100	16,836,523
Resonac Holdings Corp	399,400	9,604,831
Sumitomo Chemical Co Ltd	3,579,800	8,953,402
Tosoh Corp	702,200	10,571,225
		74,561,169
Construction Materials - 0.0%
Taiheiyo Cement Corp	255,300	6,238,726
Metals & Mining - 1.0%
JFE Holdings Inc	1,381,300	15,985,875
Kobe Steel Ltd	856,200	9,407,161
Nippon Steel Corp	2,321,500	44,707,491
Sumitomo Metal Mining Co Ltd (b)	586,100	12,891,444
		82,991,971
TOTAL MATERIALS		163,791,866

Utilities - 1.3%
Electric Utilities - 0.7%
Chubu Electric Power Co Inc	1,637,400	20,026,622
Kansai Electric Power Co Inc/The	2,215,700	26,602,672
Kyushu Electric Power Co Inc	1,024,300	9,080,524
Tohoku Electric Power Co Inc	1,086,300	7,621,148
		63,330,966
Gas Utilities - 0.5%
Osaka Gas Co Ltd	859,500	21,746,507
Tokyo Gas Co Ltd	747,700	25,039,424
		46,785,931
Independent Power and Renewable Electricity Producers - 0.1%
Electric Power Development Co Ltd	363,800	6,295,787
TOTAL UTILITIES		116,412,684

TOTAL JAPAN		2,287,280,657
LUXEMBOURG - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
ArcelorMittal SA	976,350	30,663,076
MEXICO - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Fresnillo PLC	397,944	7,357,626
NETHERLANDS - 2.0%
Consumer Staples - 1.1%
Beverages - 0.2%
Heineken Holding NV Class A	242,650	16,448,584
Consumer Staples Distribution & Retail - 0.9%
Koninklijke Ahold Delhaize NV	1,972,044	77,867,183
TOTAL CONSUMER STAPLES		94,315,767

Financials - 0.9%
Banks - 0.3%
ABN AMRO Bank NV depository receipt (d)(e)	899,741	26,039,253
Financial Services - 0.1%
EXOR NV	190,940	18,467,087
Insurance - 0.5%
NN Group NV	581,071	39,230,074
TOTAL FINANCIALS		83,736,414

TOTAL NETHERLANDS		178,052,181
NORWAY - 0.5%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Equinor ASA	1,689,165	43,390,564
SINGAPORE - 3.7%
Financials - 3.1%
Banks - 3.1%
DBS Group Holdings Ltd	1,951,748	71,637,911
Oversea-Chinese Banking Corp Ltd	8,289,986	107,431,309
United Overseas Bank Ltd	3,307,400	91,888,626
		270,957,846
Industrials - 0.2%
Passenger Airlines - 0.2%
Singapore Airlines Ltd (b)	2,958,800	15,454,309
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
STMicroelectronics NV (Italy) (b)	1,247,208	31,953,394
TOTAL SINGAPORE		318,365,549
SPAIN - 6.2%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
Telefonica SA	10,410,980	53,728,976
Financials - 5.6%
Banks - 5.6%
Banco Bilbao Vizcaya Argentaria SA	12,449,366	207,633,862
Banco de Sabadell SA	11,751,510	43,464,478
Banco Santander SA	27,244,636	234,052,993
		485,151,333
TOTAL SPAIN		538,880,309
SWEDEN - 1.4%
Financials - 0.6%
Banks - 0.6%
Swedbank AB A1 Shares	1,980,664	52,828,498
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Loomis AB	153,368	6,072,522
Information Technology - 0.6%
Communications Equipment - 0.6%
Telefonaktiebolaget LM Ericsson B Shares	6,666,121	48,419,946
Materials - 0.1%
Metals & Mining - 0.1%
SSAB AB B Shares	1,793,591	10,168,736
TOTAL SWEDEN		117,489,702
SWITZERLAND - 0.3%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Avolta AG	215,205	11,187,122
Industrials - 0.2%
Professional Services - 0.2%
Adecco Group AG	361,938	11,469,725
TOTAL SWITZERLAND		22,656,847
UNITED KINGDOM - 12.4%
Communication Services - 1.1%
Diversified Telecommunication Services - 0.4%
BT Group PLC	12,259,517	33,530,590
Media - 0.1%
WPP PLC	2,330,338	12,617,357
Wireless Telecommunication Services - 0.6%
Vodafone Group PLC	45,589,198	49,427,699
TOTAL COMMUNICATION SERVICES		95,575,646

Consumer Discretionary - 0.4%
Broadline Retail - 0.1%
B&M European Value Retail SA	2,059,954	6,104,753
Distributors - 0.1%
Inchcape PLC	814,103	7,547,519
Specialty Retail - 0.2%
JD Sports Fashion PLC	5,344,740	6,032,220
Kingfisher PLC	3,851,829	13,696,353
		19,728,573
TOTAL CONSUMER DISCRETIONARY		33,380,845

Consumer Staples - 3.7%
Consumer Staples Distribution & Retail - 0.1%
J Sainsbury PLC	3,566,436	14,290,182
Food Products - 0.2%
Associated British Foods PLC	671,217	19,435,424
Tobacco - 3.4%
British American Tobacco PLC	4,255,870	228,018,261
Imperial Brands PLC	1,645,934	64,157,498
		292,175,759
TOTAL CONSUMER STAPLES		325,901,365

Financials - 5.7%
Banks - 4.3%
Barclays PLC	30,790,797	150,506,056
HSBC Holdings PLC	12,279,710	149,603,377
Standard Chartered PLC	4,173,817	74,823,922
		374,933,355
Capital Markets - 1.4%
3i Group PLC	2,102,657	114,893,740
Investec PLC	1,254,262	9,300,917
		124,194,657
TOTAL FINANCIALS		499,128,012

Industrials - 1.0%
Industrial Conglomerates - 0.6%
CK Hutchison Holdings Ltd	5,791,500	37,696,896
DCC PLC	213,778	13,438,714
		51,135,610
Passenger Airlines - 0.4%
easyJet PLC	1,391,782	9,074,487
International Consolidated Airlines Group SA	5,100,836	25,486,797
		34,561,284
TOTAL INDUSTRIALS		85,696,894

Real Estate - 0.1%
Industrial REITs - 0.1%
Tritax Big Box REIT PLC	5,358,552	9,999,478
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.1%
Drax Group PLC	766,747	7,164,176
Multi-Utilities - 0.3%
Centrica PLC	10,745,759	23,359,023
TOTAL UTILITIES		30,523,199

TOTAL UNITED KINGDOM		1,080,205,439
UNITED STATES - 8.6%
Consumer Discretionary - 0.4%
Automobiles - 0.4%
Stellantis NV (Italy)	4,566,774	40,457,670
Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Shell PLC	4,029,267	144,784,159
Health Care - 5.5%
Pharmaceuticals - 5.5%
GSK PLC	8,864,189	163,047,879
Novartis AG	983,429	111,999,857
Sanofi SA	2,223,447	199,600,508
		474,648,244
Industrials - 0.0%
Electrical Equipment - 0.0%
Signify NV (d)(e)	277,238	6,675,703
Materials - 1.0%
Construction Materials - 1.0%
Holcim AG	1,062,063	84,699,456
TOTAL UNITED STATES		751,265,232
TOTAL COMMON STOCKS (Cost $7,263,045,520)		8,624,717,456

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/21/2025 (h) (Cost $2,556,005)	4.25	2,562,000	2,555,885

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.33	49,093,304	49,103,122
Fidelity Securities Lending Cash Central Fund (i)(j)	4.33	49,453,582	49,458,528
TOTAL MONEY MARKET FUNDS (Cost $98,561,650)			98,561,650

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $7,364,163,175)	8,725,834,991
NET OTHER ASSETS (LIABILITIES) - (0.3)% (f)	(22,993,373)
NET ASSETS - 100.0%	8,702,841,618

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	597	Sep 2025	78,009,990	(804,494)	(804,494)

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $38,990,177 or 0.4% of net assets.

(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $38,990,177 or 0.4% of net assets.

(f)	Includes $112,758 of cash collateral to cover margin requirements for futures contracts.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,555,885.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	72,765,742	1,394,643,727	1,418,306,347	1,654,393	-	-	49,103,122	49,093,304	0.1%
Fidelity Securities Lending Cash Central Fund	53,965,648	456,375,426	460,882,546	693,422	-	-	49,458,528	49,453,582	0.2%
Total	126,731,390	1,851,019,153	1,879,188,893	2,347,815	-	-	98,561,650

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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